Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2022 and 2021, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2022	2021
Short-term notes payable	1,374	1,045
Long-term debt payable within one year	733	603
Less: cash and cash equivalents	(458)	(499)
	1,649	1,149

Long-term debt	12,606	12,593
Common shares	2,957	2,957
Retained earnings	8,634	8,229
Total capital	25,846	24,928